UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

October 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported) February 14, 2019

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0000855909

Name and telephone number, including area code, of the person to contact in connection with this filing.

Eric Chapin     612-305-2569

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) 1 [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

INFORMATION TO BE INCLUDED IN THE REPORT REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 are reported in the following table.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

1 Securitizer is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period.

Name of Issuing Entity	Check if Regis tered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(I)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Other
CRF Detroit Home Mortgage Fund (2016), LLC		Independent Bank	15	$ 455,086	33.71%	1	$ 73,615	5.45%	0	$ -	0.00%	1	$ 73,615	5.45%	0	$ -	0.00%	0	$ -	0.00%	0	$ -	0.00%
		The Huntington National Bank	19	$ 334,588	24.78%	0	$ -	0.00%	0	$ -	0.00%	0	$ -	0.00%	0	$ -	0.00%	0	$ -	0.00%	0	$ -	0.00%
		Chemical Bank	17	$ 489,990	36.29%	0	$ -	0.00%	0	$ -	0.00%	0	$ -	0.00%	0	$ -	0.00%	0	$ -	0.00%	0	$ -	0.00%
		Flagstar Bank, FSB	6	$ 70,474	5.22%	0	$ -	0.00%	0	$ -	0.00%	0	$ -	0.00%	0	$ -	0.00%	0	$ -	0.00%	0	$ -	0.00%
Total			57	$ 1,350,138	100.00%	1	$ 73,615	5.45%	0	$ -	0.00%	1	$ 73,615	5.45%	0	$ -	0.00%	0	$ -	0.00%	0	$ -	0.00%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Community Reinvestment Fund, Inc. (Securitizer)

Date     February 14, 2019

/s/ Jennifer Anderson(Signature)

By: Jennifer Anderson

Title:President and Chief Financial Officer